UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-02328

Boulder Growth and Income Fund, Inc.
(Exact name of registrant as specified in charter)

2344 Spruce Street, Suite A, Boulder, CO		80302
(Address of principal executive offices)		(Zip code)

Stephen C. Miller, Esq. 2344 Spruce Street, Suite A Boulder, CO 80302
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(303) 444-5483

Date of fiscal year end:	November 30, 2009

Date of reporting period:	August 31, 2009

Item 1 – Schedule of Investments.

The Schedule of Investments are included herewith.

PORTFOLIO OF INVESTMENTS (Unaudited)	BOULDER GROWTH & INCOME FUND, INC.
August 31, 2009

Shares	Description	Value (Note 1)

LONG TERM INVESTMENTS 76.7%
DOMESTIC COMMON STOCKS 56.7%
Construction Machinery 0.5%
20,000	Caterpillar, Inc.	$906,200

Cosmetics/Personal Care 0.9%
30,000	The Procter & Gamble Co.	1,623,300

Diversified 25.9%
466	Berkshire Hathaway, Inc., Class A*	46,996,101
500	Berkshire Hathaway, Inc., Class B*	1,643,000
		48,639,101
Diversified Financial Services 0.8%
35,000	American Express Co.	1,183,700
4,300	Franklin Resources, Inc.	401,319
		1,585,019
Electric Utilities 1.4%
150,000	Great Plains Energy, Inc.	2,628,000

Healthcare Products & Services 9.0%
70,000	Becton Dickinson & Co.	4,873,400
200,000	Johnson & Johnson	12,088,000
		16,961,400
Insurance 1.0%
47,074	Fidelity National Financial, Inc.	707,051
40,000	First American Corp.	1,260,800
		1,967,851
Manufacturing 2.3%
12,000	3M Co.	865,200
50,500	Eaton Corp.	2,724,475
60,000	General Electric Co.	834,000
		4,423,675
Pharmaceuticals 0.2%
17,000	Pfizer, Inc.	283,900

Registered Investment Company (RIC) 8.2%
291,762	Cohen & Steers Advantage Income Realty Fund, Inc.	1,569,680
120,137	Cohen & Steers Premium Income Realty Fund, Inc.	587,470
13,400	Cohen & Steers Quality Income Realty Fund, Inc.	73,298
943,550	Cohen & Steers REIT and Utility Income Fund, Inc.	8,435,337
127,800	Cohen & Steers Select Utility Fund, Inc.	1,697,184
87,978	Cohen & Steers Worldwide Realty Income Fund, Inc.	510,272
66,000	Flaherty & Crumrine/Claymore Preferred Securities Income Fund, Inc.	774,180
135,392	Flaherty & Crumrine/Claymore Total Return Fund, Inc.	1,578,671
22,463	ING Clarion Global Real Estate Income Fund	142,640
		15,368,732
Retail 6.5%
240,000	Wal-Mart Stores, Inc.	12,208,800

TOTAL DOMESTIC COMMON STOCKS
(Cost $92,633,415)		106,595,978

FOREIGN COMMON STOCKS 12.3%
Australia 0.2%
983,610	ING Office Fund	453,085

Canada 0.7%
10,200	Bank of Nova Scotia	427,287
44,000	Brookfield Asset Management, Inc., Class A	897,483
		1,324,770
Hong Kong 4.1%
185,000	Cheung Kong Holdings, Ltd.	2,194,807

10,500	Guoco Group, Ltd.	100,591
600,000	Hang Lung Properties, Ltd.	1,869,569
500,000	Henderson Investment, Ltd.	41,288
104,500	Henderson Land Development Co., Ltd.	614,155
1,500,000	Midland Holdings, Ltd.	1,081,873
650,000	Wheelock & Co., Ltd.	1,748,608
		7,650,891
Japan 0.0%(1)
105	New City Residence Investment Corp.*(2)(3)	4,683

Netherlands 3.3%
120,000	Heineken Holding NV	4,252,659
31,663	Heineken NV	1,336,579
20,000	Unilever NV	558,964
		6,148,202
New Zealand 1.8%
4,840,990	Kiwi Income Property Trust	3,455,026

Singapore 0.5%
906,666	Ascendas Real Estate Investment Trust	1,038,203

Turkey 0.0%(1)
57,183	Dogus Ge Gayrimenkul Yatirim Ortakligi A.S.*	40,788

United Kingdom 1.7%
25,000	Diageo PLC, Sponsored ADR	1,551,000
40,000	GlaxoSmithKline PLC, Sponsored ADR	1,564,000
		3,115,000
TOTAL FOREIGN COMMON STOCKS
(Cost $21,815,561)		23,230,648

AUCTION PREFERRED SECURITIES 4.7%
228	Advent Claymore Global Convertible Securities & Income Fund, Series W(2)	5,586,000
108	Gabelli Dividend & Income Trust, Series B(2)	2,646,000
26	Neuberger Berman Real Estate Securities Income Fund, Series A(2)	637,000

TOTAL AUCTION PREFERRED SECURITIES
(Cost $9,050,000)		8,869,000

HEDGE FUND 3.0%
5	Ithan Creek Partners, L.P.*(2)	5,665,262

TOTAL HEDGE FUND
(Cost $5,000,000)		5,665,262

TOTAL LONG TERM INVESTMENTS
(Cost $128,498,976)		144,360,888

Shares/
Principal
Amount	Description	Value (Note 1)
SHORT TERM INVESTMENTS 33.9%
DOMESTIC GOVERNMENT BONDS 21.3%
United States Treasury Bills
$20,000,000	0.090% due 09/10/2009	19,999,550
10,000,000	0.100% due 09/24/2009	9,999,361
10,000,000	0.070% due 10/01/2009	9,999,417

TOTAL DOMESTIC GOVERNMENT BONDS
(Amortized Cost $39,998,328)		39,998,328

FOREIGN GOVERNMENT BONDS 1.4%
New Zealand Treasury Bills
3,839,000	2.230% due 11/11/2009 NZD	2,620,928

TOTAL FOREIGN GOVERNMENT BONDS
(Amortized Cost $2,572,722)		2,620,928

MONEY MARKET FUNDS 11.2%
21,061,347	Dreyfus Treasury Cash Management Money Market Fund, Institutional Class, 7-Day Yield - 0.029%	21,061,347

TOTAL MONEY MARKET FUNDS
(Cost $21,061,347)		21,061,347

TOTAL SHORT TERM INVESTMENTS
(Cost $63,632,397)		63,680,603

TOTAL INVESTMENTS 110.6%
(Cost $192,131,373)		208,041,491

OTHER ASSETS AND LIABILITIES -10.6%		(19,890,542)

TOTAL NET ASSETS AVAILABLE TO COMMON AND PREFERRED STOCK 100.0%		188,150,949

AUCTION MARKET PREFERRED STOCK (AMPS) REDEMPTION VALUE		(25,000,000)

TOTAL NET ASSETS AVAILABLE TO COMMON STOCK		$163,150,949

* Non-income producing security.

(1) Less than 0.05% of Total Net Assets Available to Common and Preferred Stock.

(2) Fair valued security under procedures established by the Fund’s Board of Directors. Total market value of fair valued securities as of August 31, 2009 is $14,538,945, or 7.7% of total net assets available to common and preferred stock.

(3) On October 9, 2008, the company declared bankruptcy.

Percentages are stated as a percent of the Total Net Assets Available to Common and Preferred Stock.

Common Abbreviations:

ADR - American Depositary Receipt

A.S. - Anonim Sirketi (Turkish: Joint Stock Company)

L.P. - Limited Partnership

Ltd. - Limited

NV - Naamloze Vennootchap is the Dutch term for a public limited liability corporation

NZD - New Zealand Dollar

PLC - Public Limited Company

For Fund compliance purposes, the Fund’s industry and/or geography classifications refer to any one of the industry/geography sub-classifications used by one or more widely recognized market indexes, and/or as defined by Fund Management. This definition may not apply for purposes of this report, which may combine industry/geography sub-classifications for reporting ease. Industries/geographies are shown as a percent of net assets available to common and preferred shares. These industry/geography classifications are unaudited.

See accompanying Notes to Quarterly Portfolio of Investments.

Boulder Growth & Income Fund, Inc.

August 31, 2009 (Unaudited)

Note 1.  Valuation and Investment Practices

Portfolio Valuation: The net asset value of the Fund’s Common Shares is determined by the Fund’s administrator no less frequently than on the last business day of each week and month. It is determined by dividing the value of the Fund’s net assets attributable to common stock by the number of Common Shares outstanding. The value of the Fund’s net assets attributable to Common Shares is deemed to equal the value of the Fund’s total assets less (i) the Fund’s liabilities and (ii) the aggregate liquidation value of the outstanding Taxable Auction Market Preferred Stock. Securities listed on a national securities exchange are valued on the basis of the last sale on such exchange or the NASDAQ Official Close Price on the day of valuation. In the absence of sales of listed securities and with respect to securities for which the most recent sale prices are not deemed to represent fair market value, and unlisted securities (other than money market instruments), securities are valued at the mean between the closing bid and asked prices, or based on a matrix system which utilizes information (such as credit ratings, yields and maturities) from independent sources. Investments for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the investment are valued at fair value as determined in good faith by or under the direction of the Board of Directors of the Fund, including reference to valuations of other securities which are considered comparable in quality, maturity and type. Investments in money market instruments, which mature in 60 days or less at the time of purchase, are valued at amortized cost.

The Fund follows Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Under certain circumstances, fair value may equal the mean between the bid and asked prices. FAS 157 established a three tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique.  Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•      Level 1—quoted prices in active markets for identical investments

•      Level 2—significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•      Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The valuation techniques used by the Fund to measure fair value during the nine months ended August 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs. The Fund utilized the following fair value techniques: discounted future cash flow models, weighted average of last available trade prices and multidimensional relational pricing model.

The following is a summary of the inputs used as of August 31, 2009 in valuing the Fund’s investments carried at fair value:

Investments in Securities at Value	Level 1 - Quoted Prices	Level 2 - Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Domestic Common Stocks	$106,595,978	$—	$—	$106,595,978
Foreign Common Stocks	23,225,965	—	4,683	23,230,648
Auction Preferred Securities	—	8,869,000	—	8,869,000
Hedge Funds	—	—	5,665,262	5,665,262
Domestic Government Bonds	—	39,998,328	—	39,998,328
Foreign Government Bonds	—	2,620,928	—	2,620,928
Money Market Funds	21,061,347	—	—	21,061,347
Total	150,883,290	51,488,256	5,669,945	208,041,491

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities at Value	Balance as of 12/1/2008	Realized gain/(loss)	Change in unrealized appreciation	Net purchases/ (sales)	Transfer in and/or out of Level 3	Balance as of 8/31/2009
Foreign Common Stocks	$4,559	$—	$124	$—	$—	$4,683
Hedge Funds	5,054,484	—	610,778	—	—	5,665,262
Total	5,059,043	—	610,902	—	—	5,669,945

Securities Transactions and Investment Income: Securities transactions are recorded as of the trade date. Realized gains and losses from securities sold are recorded on the identified cost basis. Dividend income is recorded on ex-dividend dates. Interest income is recorded using the interest method.

The actual amounts of dividend income and return of capital received from investments in real estate investment trusts (“REITS”) and registered investment companies (“RICS”) at calendar year-end are determined after the end of the fiscal year. The Fund therefore estimates these amounts for accounting purposes until the actual characterization of REIT and RIC distributions is known. Distributions received in excess of the estimate are recorded as a reduction of the cost of investments.

Foreign Currency Translation: The books and records of the Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated in US dollars at the exchange rate prevailing at the end of the period, and purchases and sales of investment securities, income and expenses transacted in foreign currencies are translated at the exchange rate on the dates of such transactions.

Foreign currency gains and losses result from fluctuations in exchange rates between trade date and settlement date on securities transactions, foreign currency transactions and the difference between amounts of interest and dividends recorded on the books of the Fund and the amounts actually received.

Note 2.  Unrealized Appreciation/ (Depreciation)

On August 31, 2009, based on cost of $191,851,441 for federal income tax purposes, aggregate gross unrealized appreciation for all securities in which there is an excess of value over tax cost was $22,812,199 and aggregate gross unrealized depreciation for all securities in which there is an excess of tax cost over value was $6,622,149, resulting in net unrealized appreciation of $16,190,050.

Note 3. Recently Issued Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161 (“SFAS 161”) “Disclosures about Derivative Instruments and Hedging Activities” — an amendment of FASB Statement No. 133 (“SFAS 133”),” expands the disclosure requirements in SFAS 133 about entity’s derivative instruments and hedging activities. SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. Management is currently evaluating the impact the adoption of SFAS No. 161 will have on the Fund’s financial statement disclosures.

Item 2 - Controls and Procedures.

(a)                                  The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 17 CFR 270.300-3(c)) were effective as of a date within 90 days of the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)         There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

(a)                                  Certification of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Boulder Growth and Income Fund, Inc.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Stephen C. Miller
Stephen C. Miller, President
(Principal Executive Officer)

Date:	October 28, 2009

By:	/s/ Carl D. Johns
Carl D. Johns, Vice President and Treasurer
(Principal Financial Officer)

Date:	October 28, 2009